Share-Based Compensation - Schedule of Share-based Payment Arrangement, Option, Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Outstanding, beginning balance (in shares)	4,430,340	1,539,411	4,430,340	1,539,411
Granted (in shares)	3,405,490
Exercised (in shares)	(429,929)
Forfeited (in shares)	(84,632)
Outstanding, ending balance (in shares)	4,430,340	1,539,411
Weighted Average Exercise Price
Outstanding, Weighted Average Exercise Price, beginning balance (in dollars per share)	$ 5.61	$ 0.82	$ 5.61	$ 0.82
Granted (in dollars per share)	7.17
Exercised (in dollars per share)	0.05
Forfeited (in dollars per share)	9.87
Outstanding, Weighted Average Exercise Price, ending balance (in dollars per share)	$ 5.61	$ 0.82
Weighted Average Remaining Contractual Term (Years)	9 years 2 months 19 days	9 years 6 months 29 days
Aggregate Intrinsic Value			$ 186,426	$ 2,284
Exercisable as of December 31, 2020 (in shares)			3,020,137
Exercisable, Weighted Average Exercise Price (in dollars per share)			$ 0.88
Exercisable, Weighted Average Remaining Contractual Term	9 years
Exercisable, Aggregate Intrinsic Value			$ 141,213
Unvested as of December 31, 2020 (in shares)			1,410,203
Unvested, Weighted Average Exercise Price (in dollars per share)			$ 15.75
Unvested, Weighted Average Remaining Contractual Term	9 years 8 months 1 day
Unvested, Aggregate Intrinsic Value			$ 45,215